UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5850

OneAmerica Funds, Inc.
(Exact name of registrant as specified in charter)

One American Square, Indianapolis, IN,		46282
(Address of principal executive offices)		(Zip code)

Andrew J. Michie One American Square, Indianapolis, IN, 46282
(Name and address of agent for service)

Registrant’s telephone number, including area code:		317-285-1877

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS

VALUE PORTFOLIO

September 30, 2016 (unaudited)

Description	Shares	Value
Common Stocks (96.5%)
Aerospace & Defense (1.4%)
General Dynamics Corp.	13,700	$2,125,692

Agriculture (2.3%)
Archer-Daniels-Midland Co.	82,000	3,457,940

Apparel (2.2%)
Michael Kors Holdings Ltd.(1)	37,300	1,745,267
Wolverine World Wide, Inc.	71,400	1,644,342
		3,389,609
Auto Manufacturers (1.2%)
PACCAR, Inc.	29,400	1,728,132

Auto Parts and Equipment (1.9%)
BorgWarner, Inc.	53,700	1,889,166
Magna International, Inc.	23,800	1,022,210
		2,911,376

Banks (16.9%)
Bank of Hawaii Corp.	62,300	4,524,226
Bank of New York Mellon Corp. (The)	96,600	3,852,408
Capital One Financial Corp.	31,200	2,241,096
Citigroup, Inc.	52,089	2,460,164
JPMorgan Chase & Co.	61,807	4,115,728
Northern Trust Corp.	41,100	2,794,389
U.S. Bancorp	91,500	3,924,435
Wells Fargo & Co.	36,300	1,607,364
		25,519,810
Beverages (1.9%)
Coca-Cola Co. (The)	66,300	2,805,816

Biotechnology (2.5%)
Amgen, Inc.	17,500	2,919,175
United Therapeutics Corp.(1)	7,300	861,984
		3,781,159
Chemicals (1.0%)
Agrium, Inc.	8,200	743,658
LyondellBasell Industries NV, Class A	9,200	742,072
		1,485,730
Commercial Services (1.5%)
Quanta Services, Inc.(1)	50,500	1,413,495
Robert Half International, Inc.	21,800	825,348
		2,238,843
Computers (2.7%)
Apple, Inc.	36,600	4,137,630

Diversified Financial Services (2.4%)
Franklin Resources, Inc.	56,100	1,995,477
T Rowe Price Group, Inc.	25,300	1,682,450
		3,677,927
Electronics (4.6%)
Corning, Inc.	150,200	3,552,230
FLIR Systems, Inc.	72,000	2,262,240
Garmin Ltd.	23,800	1,145,018
		6,959,488
Food (3.2%)
Fresh Del Monte Produce, Inc.	33,000	1,976,700
Sysco Corp.	59,600	2,920,996
		4,897,696

Description	Shares	Value
Common Stocks (96.5%) (continued)
Healthcare Products (5.0%)
Medtronic PLC	53,700	$4,639,680
Zimmer Biomet Holdings, Inc.	22,900	2,977,458
		7,617,138
Home Builders (3.0%)
Thor Industries, Inc.	52,600	4,455,220

Iron/Steel (0.7%)
Nucor Corp.	21,300	1,053,285

Metal Fabricate/Hardware (0.5%)
Valmont Industries, Inc.	5,200	699,764

Mining (1.4%)
Southern Copper Corp.	78,600	2,067,180

Miscellaneous Manufacturing (7.5%)
Carlisle Cos., Inc.	41,860	4,293,580
General Electric Co.	113,100	3,350,022
Illinois Tool Works, Inc.	31,300	3,750,992
		11,394,594
Office Furnishings (0.2%)
Steelcase, Inc., Class A	21,600	300,024

Oil & Gas (6.5%)
ConocoPhillips	14,700	639,009
Exxon Mobil Corp.	57,600	5,027,328
Marathon Petroleum Corp.	15,000	608,850
Occidental Petroleum Corp.	25,900	1,888,628
Phillips 66	9,900	797,445
Valero Energy Corp.	16,000	848,000
		9,809,260
Pharmaceuticals (6.7%)
Johnson & Johnson	29,500	3,484,835
McKesson Corp.	13,850	2,309,487
Merck & Co., Inc.	40,500	2,527,605
Pfizer, Inc.	55,450	1,878,092
		10,200,019
Retail (1.2%)
Home Depot, Inc. (The)	10,800	1,389,744
Kohl’s Corp.	10,300	450,625
		1,840,369
Semiconductors (10.7%)
Applied Materials, Inc.	28,400	856,260
Intel Corp.	109,900	4,148,725
Maxim Integrated Products, Inc.	73,400	2,930,862
Microchip Technology, Inc.	44,200	2,746,588
QUALCOMM, Inc.	25,900	1,774,150
Skyworks Solutions, Inc.	11,800	898,452
Texas Instruments, Inc.	40,700	2,856,326
		16,211,363
Software (3.6%)
Microsoft Corp.	41,100	2,367,360
Oracle Corp.	79,600	3,126,688
		5,494,048
Telecommunications (1.2%)
Cisco Systems, Inc.	58,600	1,858,792

Description	Shares	Value
Common Stocks (96.5%) (continued)
Transportation (2.6%)
Norfolk Southern Corp.	16,800	$1,630,608
Tidewater, Inc.(1)	49,100	138,462
Werner Enterprises, Inc.	91,200	2,122,224
		3,891,294
Total common stocks (cost: $108,078,068)		146,009,198
Mutual Fund (1.4%)
Vanguard 500 Index Fund	10,000	2,002,100
Total mutual funds (cost: $1,962,800)		2,002,100

Money Market Mutual Funds (2.1%)
BlackRock Liquidity TempFund Portfolio,0.34%(2)	3,250,000	3,250,000
Total money market mutual funds (cost: $3,250,000)		3,250,000

Total investments(3) (100.0%) (cost: $113,290,868)		151,261,298
Other assets in excess of liabilities (0.0%)		49,816
Net assets (100.0%)		$151,311,114

The following abbreviations are used in the portfolio descriptions:

PLC - Public Limited Company

(1)    Non-Income producing securities.

(2)    The rate shown reflects the seven day yield as of September 30, 2016.

(3)    The United States federal income tax basis of the Value Portfolio’s investments and the unrealized appreciation (depreciation) as of September 30, 2016. See table below.

Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$113,287,799	$43,316,663	$(5,343,164)	$37,973,499

Various inputs are used in determining the fair value of the Value Portfolio’s investments.  These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical assets.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing the Value Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The following is a summary of the inputs used as of September 30, 2016, in valuing the Value Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities(1)
Common Stocks	$146,009,198	$—	$—	$146,009,198
Money Market Mutual Funds	3,250,000	—	—	3,250,000
Mutual Fund	2,002,100	—	—	2,002,100
Total	$151,261,298	$—	$—	$151,261,298

It is the Value Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. The Value Portfolio did not have any transfers between levels of the fair value hierarchy during the reporting period.

For the period ending September 30, 2016, there have been no changes in the valuation methodologies and the Value Portfolio did not use any significant unobservable inputs (Level 3) in determining the fair value of investments.

(1)    Refer to Schedule of Investments for industry classifications.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS

INVESTMENT GRADE BOND PORTFOLIO

September 30, 2016 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (94.3%)
U.S. Government and Agency Obligations (40.7%)
Federal Farm Credit Banks	1.850%	04/20/2020	$500,000	$512,530
Federal Home Loan Banks	2.375	12/13/2019	500,000	519,495
U.S. Treasury Bonds	6.000	02/15/2026	500,000	693,125
U.S. Treasury Bonds	5.375	02/15/2031	400,000	583,578
U.S. Treasury Bonds	4.500	02/15/2036	400,000	562,938
U.S. Treasury Bonds	4.500	08/15/2039	300,000	425,238
U.S. Treasury Bonds	4.250	11/15/2040	100,000	137,695
U.S. Treasury Bonds	4.750	02/15/2041	100,000	147,535
U.S. Treasury Bonds	3.750	08/15/2041	550,000	706,643
U.S. Treasury Bonds	3.125	02/15/2042	400,000	465,859
U.S. Treasury Bonds	3.000	05/15/2042	600,000	684,023
U.S. Treasury Bonds	2.875	05/15/2043	250,000	278,359
U.S. Treasury Bonds	3.625	08/15/2043	250,000	318,271
U.S. Treasury Bonds	3.750	11/15/2043	150,000	195,223
U.S. Treasury Bonds	3.625	02/15/2044	200,000	254,664
U.S. Treasury Bonds	3.375	05/15/2044	500,000	610,059
U.S. Treasury Bonds	3.000	11/15/2044	150,000	171,029
U.S. Treasury Bonds	2.500	02/15/2045	300,000	310,031
U.S. Treasury Bonds	2.875	08/15/2045	50,000	55,691
U.S. Treasury Bonds	2.500	05/15/2046	700,000	724,500
U.S. Treasury Bonds	2.250	08/15/2046	625,000	613,672
U.S. Treasury Notes	0.750	02/28/2018	500,000	500,156
U.S. Treasury Notes	2.875	03/31/2018	500,000	515,781
U.S. Treasury Notes	0.750	08/31/2018	1,000,000	999,805
U.S. Treasury Notes	1.500	08/31/2018	250,000	253,379
U.S. Treasury Notes	1.375	09/30/2018	1,000,000	1,011,289
U.S. Treasury Notes	2.750	02/15/2019	3,500,000	3,658,592
U.S. Treasury Notes	1.500	02/28/2019	500,000	507,813
U.S. Treasury Notes	0.750	08/15/2019	250,000	249,131
U.S. Treasury Notes	0.875	09/15/2019	1,000,000	999,961
U.S. Treasury Notes	1.500	10/31/2019	1,000,000	1,017,578
U.S. Treasury Notes	1.625	12/31/2019	500,000	510,762
U.S. Treasury Notes	1.375	03/31/2020	500,000	506,543
U.S. Treasury Notes	3.500	05/15/2020	750,000	815,771
U.S. Treasury Notes	1.625	07/31/2020	300,000	306,527
U.S. Treasury Notes	2.625	11/15/2020	1,000,000	1,061,602
U.S. Treasury Notes	1.625	11/30/2020	1,000,000	1,021,602
U.S. Treasury Notes	3.125	05/15/2021	600,000	652,828
U.S. Treasury Notes	1.125	07/31/2021	350,000	349,494
U.S. Treasury Notes	2.125	08/15/2021	1,600,000	1,670,875
U.S. Treasury Notes	2.000	10/31/2021	400,000	415,641
U.S. Treasury Notes	2.000	02/15/2022	700,000	727,590
U.S. Treasury Notes	1.750	03/31/2022	500,000	512,910
U.S. Treasury Notes	2.000	11/30/2022	1,000,000	1,039,062
U.S. Treasury Notes	2.000	02/15/2023	600,000	623,297
U.S. Treasury Notes	1.750	05/15/2023	500,000	511,231
U.S. Treasury Notes	1.625	05/31/2023	300,000	304,289
U.S. Treasury Notes	1.250	07/31/2023	500,000	494,766
U.S. Treasury Notes	2.750	11/15/2023	200,000	217,930
U.S. Treasury Notes	2.750	02/15/2024	300,000	327,352
U.S. Treasury Notes	2.375	08/15/2024	550,000	586,008
U.S. Treasury Notes	2.250	11/15/2024	500,000	527,910
U.S. Treasury Notes	2.000	02/15/2025	250,000	258,887
U.S. Treasury Notes	2.000	08/15/2025	200,000	206,969
U.S. Treasury Notes	1.625	05/15/2026	900,000	901,195
U.S. Treasury Notes	1.500%	08/15/2026	$625,000	$618,921
Total U.S. government and agency obligations (cost: $31,920,127)				33,853,605

Description	Interest Rate	Maturity Date	Principal Amount	Value
Mortgage-Backed and Asset-Backed Securities (28.1%)
Arbys Funding LLC, Ser. 2015-1A, Cl. A2, 144A(1)	4.969%	10/30/2045	$496,250	$506,167
FHLMC CMO, Ser. 2009-3589, Cl. PA	4.500	09/15/2039	63,487	67,098
FHLMC Gold Pool #A11823	5.000	08/01/2033	11,438	12,775
FHLMC Gold Pool #A16641	5.500	12/01/2033	8,977	10,191
FHLMC Gold Pool #A27124	6.000	10/01/2034	2,521	2,876
FHLMC Gold Pool #A40159	5.500	11/01/2035	3,790	4,307
FHLMC Gold Pool #A40754	6.500	12/01/2035	50,786	58,182
FHLMC Gold Pool #A41968	5.500	01/01/2036	16,532	18,539
FHLMC Gold Pool #A44969	6.500	04/01/2036	236,669	271,136
FHLMC Gold Pool #A45624	5.500	06/01/2035	1,571	1,786
FHLMC Gold Pool #A51101	6.000	07/01/2036	4,598	5,246
FHLMC Gold Pool #A56247	6.000	01/01/2037	139,823	159,981
FHLMC Gold Pool #A56634	5.000	01/01/2037	30,762	34,198
FHLMC Gold Pool #A56829	5.000	01/01/2037	7,812	8,681
FHLMC Gold Pool #A57135	5.500	02/01/2037	52,435	59,451
FHLMC Gold Pool #A58278	5.000	03/01/2037	48,520	53,939
FHLMC Gold Pool #A58965	5.500	04/01/2037	31,979	36,187
FHLMC Gold Pool #A91064	4.500	02/01/2040	167,584	183,766
FHLMC Gold Pool #A93990	4.000	09/01/2040	200,219	215,597
FHLMC Gold Pool #B12969	4.500	03/01/2019	5,465	5,599
FHLMC Gold Pool #B19462	5.000	07/01/2020	28,276	29,047
FHLMC Gold Pool #C01086	7.500	11/01/2030	9,408	11,712
FHLMC Gold Pool #C01271	6.500	12/01/2031	12,693	14,944
FHLMC Gold Pool #C01302	6.500	11/01/2031	6,998	8,017
FHLMC Gold Pool #C01676	6.000	11/01/2033	214,239	248,190
FHLMC Gold Pool #C03478	4.500	06/01/2040	156,264	171,572
FHLMC Gold Pool #C03520	4.000	09/01/2040	267,101	287,577
FHLMC Gold Pool #C09013	3.000	09/01/2042	376,122	391,798
FHLMC Gold Pool #C14872	6.500	09/01/2028	946	1,084
FHLMC Gold Pool #C28221	6.500	06/01/2029	3,036	3,478
FHLMC Gold Pool #C35377	7.000	01/01/2030	536	594
FHLMC Gold Pool #C41636	8.000	08/01/2030	734	763
FHLMC Gold Pool #C56017	6.500	03/01/2031	79,650	92,211
FHLMC Gold Pool #C61802	5.500	12/01/2031	29,201	32,750
FHLMC Gold Pool #C64936	6.500	03/01/2032	6,586	7,545
FHLMC Gold Pool #C68790	6.500	07/01/2032	11,820	13,541
FHLMC Gold Pool #C74741	6.000	12/01/2032	28,419	32,885
FHLMC Gold Pool #C79460	5.500	05/01/2033	6,548	7,446
FHLMC Gold Pool #C79886	6.000	05/01/2033	65,231	74,423
FHLMC Gold Pool #E01216	5.500	10/01/2017	3,299	3,358
FHLMC Gold Pool #E01378	5.000	05/01/2018	11,012	11,312
FHLMC Gold Pool #E02735	3.500	10/01/2025	144,722	152,993
FHLMC Gold Pool #E91646	5.500	10/01/2017	8,373	8,488
FHLMC Gold Pool #E92047	5.500	10/01/2017	4,621	4,685
FHLMC Gold Pool #E92196	5.500	11/01/2017	1,861	1,889
FHLMC Gold Pool #E95159	5.500	03/01/2018	9,841	10,029
FHLMC Gold Pool #E95734	5.000	03/01/2018	27,239	27,982
FHLMC Gold Pool #G01091	7.000	12/01/2029	6,662	7,554
FHLMC Gold Pool #G02060	6.500	01/01/2036	155,787	193,517
FHLMC Gold Pool #G08641	3.500	05/01/2045	695,997	734,177
FHLMC Gold Pool #G08687	3.500	01/01/2046	230,041	242,661

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (94.3%) (continued)
Mortgage-Backed and Asset-Backed Securities (28.1%) (continued)
FHLMC Gold Pool #G08702	3.500%	04/01/2046	$241,397	$254,653
FHLMC Gold Pool #G11753	5.000	08/01/2020	25,810	26,901
FHLMC Gold Pool #J01382	5.500	03/01/2021	43,730	45,594
FHLMC Gold Pool #J05930	5.500	03/01/2021	31,038	32,604
FHLMC Gold Pool #J25553	3.500	09/01/2028	153,737	163,528
FHLMC Gold Pool #Q14998	3.500	01/01/2043	294,515	311,801
FHLMC Gold Pool #Q17913	3.000	04/01/2043	387,472	403,345
FHLMC Gold Pool #Q23658	4.000	12/01/2043	154,293	165,489
FNMA Pool #256883	6.000	09/01/2037	69,932	80,054
FNMA Pool #357637	6.000	11/01/2034	118,156	136,269
FNMA Pool #545929	6.500	08/01/2032	17,121	19,721
FNMA Pool #555591	5.500	07/01/2033	53,097	60,355
FNMA Pool #584953	7.500	06/01/2031	9,663	9,744
FNMA Pool #651220	6.500	07/01/2032	17,314	19,944
FNMA Pool #781776	6.000	10/01/2034	22,529	26,004
FNMA Pool #797509	4.500	03/01/2035	60,710	66,503
FNMA Pool #797536	4.500	04/01/2035	111,623	122,487
FNMA Pool #888120	5.000	10/01/2035	121,063	134,778
FNMA Pool #922224	5.500	12/01/2036	107,554	122,208
FNMA Pool #942956	6.000	09/01/2037	63,371	72,670
FNMA Pool #966587	5.500	01/01/2038	81,656	92,329
FNMA Pool #AA3263	5.000	02/01/2039	131,679	148,266
FNMA Pool #AB2155	4.000	01/01/2041	145,297	156,322
FNMA Pool #AB4295	3.500	01/01/2042	257,564	272,771
FNMA Pool #AB4490	3.000	02/01/2027	254,137	267,013
FNMA Pool #AB8896	3.000	04/01/2043	379,345	395,154
FNMA Pool #AC1607	4.500	08/01/2039	215,506	236,243
FNMA Pool #AD1662	5.000	03/01/2040	299,538	338,042
FNMA Pool #AD7078	4.500	06/01/2025	64,446	69,106
FNMA Pool #AE0216	4.000	08/01/2040	67,259	72,307
FNMA Pool #AE0949	4.000	02/01/2041	332,300	358,094
FNMA Pool #AE8406	3.500	11/01/2040	66,942	70,617
FNMA Pool #AH6920	4.500	04/01/2041	105,513	115,580
FNMA Pool #AI2408	4.000	05/01/2026	409,309	435,089
FNMA Pool #AI3402	5.000	05/01/2041	423,077	471,413
FNMA Pool #AI5868	4.500	07/01/2041	80,568	88,507
FNMA Pool #AJ6927	3.500	11/01/2041	100,952	106,509
FNMA Pool #AJ7524	3.000	01/01/2027	150,529	158,265
FNMA Pool #AJ9199	4.000	01/01/2042	364,813	393,117
FNMA Pool #AK3929	3.500	04/01/2042	155,505	164,764
FNMA Pool #AK6980	2.500	03/01/2027	180,798	187,439
FNMA Pool #AO0937	3.000	04/01/2027	138,311	145,407
FNMA Pool #AO7151	3.000	08/01/2042	290,839	303,038
FNMA Pool #AP2658	3.500	08/01/2042	313,424	331,808
FNMA Pool #AP6380	3.500	09/01/2042	303,706	320,382
FNMA Pool #AQ1185	3.000	10/01/2042	688,550	716,959
FNMA Pool #AQ7447	2.500	01/01/2028	309,876	321,260
FNMA Pool #AR9391	3.500	05/01/2043	206,726	218,931
FNMA Pool #AS1355	2.500	12/01/2028	178,820	185,389
FNMA Pool #AT2723	3.000	05/01/2043	374,563	390,167
FNMA Pool #AU1912	3.000	08/01/2043	157,173	163,502
FNMA Pool #AU8391	2.500	09/01/2028	360,588	373,834
FNMA Pool #AV0699	3.500	12/01/2043	160,493	169,811
FNMA Pool #MA0533	4.000	10/01/2040	250,216	269,336
FNMA Pool #MA0967	4.500	12/01/2041	403,506	443,803

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (94.3%) (continued)
Mortgage-Backed and Asset-Backed Securities (28.1%) (continued)
FNMA Pool #MA1027	3.500%	04/01/2042	$126,107	$133,491
FNMA Pool #MA1103	3.500	07/01/2042	268,235	283,907
FNMA Pool #MA1396	3.500	03/01/2043	170,317	180,383
FNMA Pool #MA2127	4.000	12/01/2044	400,236	429,975
GNMA Pool #443216	8.000	07/15/2027	3,146	3,146
GNMA Pool #457453	7.500	10/15/2027	3,254	3,294
GNMA Pool #479743	7.500	11/15/2030	7,799	8,137
GNMA Pool #511778	7.500	11/15/2030	15,910	16,779
GNMA Pool #540356	7.000	05/15/2031	25,430	28,501
GNMA Pool #552466	6.500	03/15/2032	27,255	31,808
GNMA Pool #574395	6.000	01/15/2032	68,275	78,253
GNMA Pool #577653	6.000	08/15/2032	15,225	17,442
GNMA Pool #585467	6.000	08/15/2032	45,011	51,574
GNMA Pool #591025	6.500	10/15/2032	30,413	35,073
GNMA Pool #717081	4.500	05/15/2039	233,149	257,648
GNMA Pool #718832	5.500	09/15/2039	210,830	238,297
GNMA Pool #719238	4.000	07/15/2040	450,258	484,654
GNMA Pool #721035	4.000	12/15/2039	21,477	23,249
GNMA Pool #723622	4.500	01/15/2040	78,081	86,486
GNMA Pool #728451	5.000	12/15/2039	126,972	143,836
GNMA Pool #729037	5.000	02/15/2040	206,491	232,065
GNMA Pool #737644	4.500	11/15/2040	224,045	253,281
GNMA Pool #738425	4.500	06/15/2041	76,854	85,093
GNMA Pool #738519	4.500	07/15/2041	73,556	81,454
GNMA Pool #760376	5.000	09/15/2041	14,552	16,221
GNMA Pool #762133	4.500	04/15/2041	65,854	72,725
GNMA Pool #773114	4.000	09/15/2041	70,023	75,380
GNMA Pool #778792	3.500	01/15/2042	155,101	165,571
GNMA Pool #779240	3.500	05/15/2042	110,134	117,161
GNMA Pool #782563	5.000	02/15/2039	64,829	72,870
GNMA Pool #784066	3.500	05/15/2045	216,723	230,556
GNMA Pool #796303	3.500	09/15/2042	270,354	288,470
GNMA Pool #AA2972	3.000	08/15/2042	247,712	259,639
GNMA Pool #AA6098	3.500	02/15/2043	322,878	344,919
GNMA Pool #AA6408	3.000	05/15/2043	337,022	354,093
GNMA Pool #AA7865	3.500	06/15/2042	79,409	84,610
GNMA Pool #AD2437	3.500	05/15/2043	431,205	461,292
GNMA Pool #AF4935	3.000	08/15/2043	477,378	501,386
GNMA Pool #AF5077	3.500	08/15/2043	141,237	150,653
GNMA Pool #AL5274	4.000	02/15/2045	191,010	205,229
Hertz Vehicle Financing LLC, Ser. 2011-1A, Cl. A2, 144A(1)	3.290	03/25/2018	500,000	502,430
JPMorgan Mortgage Trust, Ser. 2013-2, Cl. A2, 144A(1),(2)	3.500	05/25/2043	514,303	531,741

Total mortgage-backed and asset-backed securities (cost: $22,481,758)				23,391,922

Municipal Bonds (1.2%)
District of Columbia	5.591	12/01/2034	250,000	329,653
Texas Transportation Commission State Highway Fund	5.178	04/01/2030	500,000	638,570

Total municipal bonds (cost: $847,631)				968,223

Corporate Obligations (24.3%)
Aerospace & Defense (1.1%)
Boeing Co. (The), Sr. Unsec’d. Notes	3.500	03/01/2045	500,000	511,274
Spirit AeroSystems, Inc., Sr. Unsec’d. Notes	5.250	03/15/2022	342,000	359,472
				870,746

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (94.3%) (continued)
Corporate Obligations (24.3%) (continued)
Auto Manufacturers (1.0%)
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.750%	02/01/2021	$750,000	$845,172

Banks (3.8%)
Branch Banking & Trust Co., Sub. Notes	3.800	10/30/2026	500,000	543,138
Citigroup, Inc., Ser. R, Jr. Sub. Notes(2)	6.125	12/29/2049	500,000	520,000
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.750	02/25/2026	500,000	525,014
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250	10/15/2020	500,000	541,968
Morgan Stanley, Ser. GMTN, Sr. Unsec’d. Notes	2.375	07/23/2019	500,000	508,694
US Bancorp, Sr. Unsec’d. Notes	3.700	01/30/2024	500,000	546,034
				3,184,848
Beverages (0.6%)
Anheuser-Busch InBev Finance, Inc., Sr. Unsec’d. Notes	4.000	01/17/2043	500,000	517,416

Chemicals (1.3%)
Celanese US Holdings LLC, Sr. Unsec’d. Notes	4.625	11/15/2022	500,000	548,060
Mosaic Co. (The), Sr. Unsec’d. Notes	5.450	11/15/2033	500,000	543,255
				1,091,315
Commercial Services (1.3%)
ERAC USA Finance LLC, Gtd. Notes, 144A(1)	3.300	10/15/2022	500,000	523,785
Service Corp. International, Sr. Unsec’d. Notes	5.375	05/15/2024	500,000	530,000
				1,053,785
Distribution/Wholesale (0.7%)
WW Grainger, Inc., Sr. Unsec’d. Notes	4.600	06/15/2045	500,000	585,182

Diversified Financial Services (0.7%)
Janus Capital Group, Inc., Sr. Unsec’d. Notes	4.875	08/01/2025	500,000	535,876

Electric (1.9%)
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	7.950	05/15/2018	500,000	549,116
Puget Energy, Inc., Sec’d. Notes	3.650	05/15/2025	500,000	520,366
WEC Energy Group, Inc., Sr. Unsec’d. Notes	3.550	06/15/2025	500,000	536,771
				1,606,253
Environmental Control (0.7%)
Waste Management, Inc., Sr. Unsec’d. Notes	3.900	03/01/2035	500,000	533,122

Food (0.6%)
Kraft Heinz Foods Co., Sr. Unsec’d. Notes	4.375	06/01/2046	500,000	529,013

Housewares (0.3%)
Newell Brands, Inc., Sr. Unsec’d. Notes	4.200	04/01/2026	250,000	272,277

Insurance (1.9%)
Allstate Corp. (The), Sub. Notes(2)	5.750	08/15/2053	500,000	536,875
Hanover Insurance Group, Inc. (The), Sr. Unsec’d. Notes	4.500	04/15/2026	500,000	519,644
Metropolitan Life Global Funding I, Sec’d. Notes, 144A(1)	3.000	01/10/2023	500,000	515,651
				1,572,170
Media (0.7%)
Comcast Corp., Gtd. Notes	4.250	01/15/2033	500,000	555,338

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (94.3%) (continued)
Corporate Obligations (24.3%) (continued)
Oil & Gas (2.0%)
Cimarex Energy Co., Sr. Unsec’d. Notes	4.375%	06/01/2024	$500,000	$522,222
Noble Energy, Inc., Sr. Unsec’d. Notes	6.000	03/01/2041	500,000	540,939
Valero Energy Corp., Gtd. Notes	6.625	06/15/2037	500,000	585,858
				1,649,019
Pharmaceuticals (1.2%)
Actavis, Inc., Sr. Unsec’d. Notes	3.250	10/01/2022	500,000	518,263
Zoetis, Inc., Sr. Unsec’d. Notes	1.875	02/01/2018	500,000	501,577
				1,019,840
Pipelines (0.9%)
Energy Transfer Partners LP, Sr. Unsec’d. Notes	4.750	01/15/2026	750,000	774,863

Retail (0.8%)
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	5.250	09/01/2035	500,000	663,933

Software (0.6%)
MSCI, Inc., Sr. Unsec’d. Notes, 144A(1)	5.250	11/15/2024	500,000	529,325

Telecommunications (1.6%)
AT&T, Inc., Sr. Unsec’d. Notes	4.500	05/15/2035	500,000	525,344
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.400	11/01/2034	750,000	793,604
				1,318,948
Trucking & Leasing (0.6%)
Aviation Capital Group Corp., Sr. Unsec’d. Notes, 144A(1)	4.625	01/31/2018	500,000	518,125

Total corporate obligations (cost: $19,280,364)				20,226,566
Total long-term notes and bonds (cost: $74,529,880)				78,440,316
Short-Term Notes and Bonds (5.0%)(3)
U.S. Government and Agency Obligations (4.4%)
Federal Home Loan Banks	4.875	09/08/2017	1,000,000	1,038,911
U.S. Treasury Notes	0.500	04/30/2017	700,000	699,845
U.S. Treasury Notes	0.625	09/30/2017	2,000,000	1,999,062

Total U.S. government and agency obligations (cost: $3,710,925)				3,737,818

Mortgage-Backed and Asset-Backed Securities (0.6%)
Farmer Mac Guaranteed Notes Trust 2007-1, Sec’d. Notes, 144A(1)	5.125	04/19/2017	500,000	512,100
FHLMC Gold Pool #E01085	5.500	12/01/2016	229	230
FHLMC Gold Pool #E01136	5.500	03/01/2017	1,099	1,106
FHLMC Gold Pool #E89823	5.500	05/01/2017	3,144	3,173
FHLMC Gold Pool #E91139	5.500	09/01/2017	14,066	14,253
FNMA Pool #357269	5.500	09/01/2017	20,457	20,731
				551,593

Total mortgage-backed and asset-backed securities (cost: $549,849)				551,593

Total short-term notes and bonds (cost: $4,260,774)				4,289,411

Description	Shares	Value
Money Market Mutual Funds (0.4%)
BlackRock Liquidity TempFund Portfolio, 0.34%(4)	310,000	$310,000

Total money market mutual funds (cost: $310,000)		310,000

Total investments(5) (99.7%) (cost: $79,100,654)		83,039,727

Other assets in excess of liabilities (0.3%)		235,391

Net assets (100.0%)		$83,275,118

The following abbreviations are used in the portfolio descriptions:

CMO - Collateralized Mortgage Obligation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GMTN - Global Medium Term Note

GNMA - Government National Mortgage Association

LLC - Limited Liability Corporation

LP - Limited Partnership

MTN - Medium Term Note

(1)

Series 144A securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.  Unless otherwise noted, Series 144A securities are deemed to be liquid.

(2)	Indicates a variable rate security. The interest rate shown reflects the rate in effect at September 30, 2016.

(3)	The interest rate for short-term notes reflects the yields for those securities as of September 30, 2016.

(4)	The rate shown reflects the seven day yield as of September 30, 2016.

(5)	The United States federal income tax basis of the Investment Grade Bond Portfolio’s investments and the unrealized appreciation (depreciation) as of September 30, 2016. See table below.

Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$79,103,804	$4,007,740	$(71,817)	$3,935,923

Various inputs are used in determining the fair value of the Investment Grade Bond Portfolio’s investments.  These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical assets.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing the Investment Grade Bond Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The following is a summary of the inputs used as of September 30, 2016, in valuing the Investment Grade Bond Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities(1)
U.S. Government and Agency Obligations	$—	$37,591,423	$—	$37,591,423
Mortgage-Backed and Asset-Backed Securities	—	23,943,515	—	23,943,515
Corporate Obligations	—	20,226,566	—	20,226,566
Municipal Bonds	—	968,223	—	968,223
Money Market Mutual Funds	310,000	—	—	310,000
Total	$310,000	$82,729,727	$—	$83,039,727

It is the Investment Grade Bond Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. The Investment Grade Bond Portfolio did not have any transfers between levels of the fair value hierarchy during the reporting period.

For the period ending September 30, 2016, there have been no changes in the valuation methodologies and the Investment Grade Bond Portfolio did not use any significant unobservable inputs (Level 3) in determining the fair value of investments.

(1)	Refer to Schedule of Investments for industry classifications.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS

ASSET DIRECTOR PORTFOLIO

September 30, 2016 (unaudited)

Description	Shares	Value
Common Stocks (53.3%)
Aerospace & Defense (0.8%)
General Dynamics Corp.	15,100	$2,342,916

Agriculture (1.4%)
Archer-Daniels-Midland Co.	93,300	3,934,461

Apparel (1.3%)
Michael Kors Holdings Ltd.(1)	41,900	1,960,501
Wolverine World Wide, Inc.	80,000	1,842,400
		3,802,901
Auto Manufacturers (0.6%)
PACCAR, Inc.	32,000	1,880,960

Auto Parts and Equipment (1.0%)
BorgWarner, Inc.	58,900	2,072,102
Magna International, Inc.	19,500	837,525
		2,909,627
Banks (9.5%)
Bank of Hawaii Corp.	66,500	4,829,230
Bank of New York Mellon Corp. (The)	104,400	4,163,472
Capital One Financial Corp.	34,800	2,499,684
Citigroup, Inc.	57,452	2,713,458
JPMorgan Chase & Co.	68,440	4,557,420
Northern Trust Corp.	44,600	3,032,354
U.S. Bancorp	102,900	4,413,381
Wells Fargo & Co.	30,400	1,346,112
		27,555,111
Beverages (0.8%)
Coca-Cola Co. (The)	57,500	2,433,400

Biotechnology (1.4%)
Amgen, Inc.	19,300	3,219,433
United Therapeutics Corp.(1)	6,500	767,520
		3,986,953
Chemicals (0.6%)
Agrium, Inc.	9,300	843,417
LyondellBasell Industries NV, Class A	10,000	806,600
		1,650,017
Commercial Services (0.7%)
Quanta Services, Inc.(1)	50,200	1,405,098
Robert Half International, Inc.	15,800	598,188
		2,003,286
Computers (1.6%)
Apple, Inc.	40,500	4,578,525

Diversified Financial Services (1.0%)
Franklin Resources, Inc.	49,600	1,764,272
T Rowe Price Group, Inc.	19,100	1,270,150
		3,034,422
Electronics (2.2%)
Corning, Inc.	165,700	3,918,805
FLIR Systems, Inc.	80,700	2,535,594
		6,454,399

Description	Shares	Value
Common Stocks (53.3%) (continued)
Food (1.7%)
Fresh Del Monte Produce, Inc.	26,900	$1,611,310
Sysco Corp.	67,900	3,327,779
		4,939,089
Healthcare Products (3.0%)
Medtronic PLC	61,100	5,279,040
Zimmer Biomet Holdings, Inc.	25,800	3,354,516
		8,633,556
Home Builders (1.7%)
Thor Industries, Inc.	58,000	4,912,600

Iron/Steel (0.4%)
Nucor Corp.	24,000	1,186,800

Metal Fabricate/Hardware (0.3%)
Valmont Industries, Inc.	6,100	820,877

Mining (0.7%)
Southern Copper Corp.	72,200	1,898,860

Miscellaneous Manufacturing (4.1%)
Carlisle Cos., Inc.	48,500	4,974,645
General Electric Co.	99,500	2,947,190
Illinois Tool Works, Inc.	33,000	3,954,720
		11,876,555
Office Furnishings (0.1%)
Steelcase, Inc., Class A	23,800	330,582

Oil & Gas (3.4%)
ConocoPhillips	16,700	725,949
Exxon Mobil Corp.	51,100	4,460,008
Marathon Petroleum Corp.	16,700	677,853
Occidental Petroleum Corp.	28,000	2,041,760
Phillips 66	11,000	886,050
Valero Energy Corp.	18,200	964,600
		9,756,220
Pharmaceuticals (3.8%)
Johnson & Johnson	31,500	3,721,095
McKesson Corp.	15,100	2,517,925
Merck & Co., Inc.	46,600	2,908,306
Pfizer, Inc.	53,100	1,798,497
		10,945,823
Retail (0.6%)
Home Depot, Inc. (The)	10,300	1,325,404
Kohl’s Corp.	7,800	341,250
		1,666,654
Semiconductors (6.2%)
Applied Materials, Inc.	37,900	1,142,685
Intel Corp.	121,400	4,582,850
Maxim Integrated Products, Inc.	78,600	3,138,498
Microchip Technology, Inc.	46,800	2,908,152
QUALCOMM, Inc.	28,500	1,952,250
Skyworks Solutions, Inc.	12,900	982,206
Texas Instruments, Inc.	45,300	3,179,154
		17,885,795

Description	Shares	Value
Common Stocks (53.3%) (continued)
Software (2.4%)
Microsoft Corp.	42,600	$2,453,760
Oracle Corp.	85,400	3,354,512
Paychex, Inc.	19,500	1,128,465
		6,936,737
Telecommunications (0.7%)
Cisco Systems, Inc.	64,900	2,058,628

Transportation (1.3%)
Norfolk Southern Corp.	14,000	1,358,840
Tidewater, Inc.(1)	37,900	106,878
Werner Enterprises, Inc.	92,900	2,161,783
		3,627,501

Total common stocks (cost: $111,559,174)		154,043,255

	Interest Rate	Maturity Date	Principal Amount
Long-Term Notes and Bonds (34.6%)
U.S. Government and Agency Obligations (19.6%)
Federal Farm Credit Banks	1.850%	04/20/2020	$500,000	512,530
Federal Home Loan Banks	2.375	12/13/2019	500,000	519,495
FHLMC	3.750	03/27/2019	750,000	801,659
FHLMC	1.250	08/01/2019	500,000	503,629
U.S. Treasury Bonds	5.250	11/15/2028	300,000	415,348
U.S. Treasury Bonds	5.375	02/15/2031	325,000	474,157
U.S. Treasury Bonds	3.500	02/15/2039	600,000	742,969
U.S. Treasury Bonds	4.375	11/15/2039	100,000	139,437
U.S. Treasury Bonds	4.375	05/15/2041	550,000	772,535
U.S. Treasury Bonds	3.750	08/15/2041	500,000	642,402
U.S. Treasury Bonds	3.125	02/15/2042	500,000	582,324
U.S. Treasury Bonds	3.000	05/15/2042	500,000	570,019
U.S. Treasury Bonds	3.125	02/15/2043	300,000	349,535
U.S. Treasury Bonds	2.875	05/15/2043	250,000	278,359
U.S. Treasury Bonds	3.625	08/15/2043	400,000	509,234
U.S. Treasury Bonds	3.625	02/15/2044	500,000	636,660
U.S. Treasury Bonds	2.500	02/15/2045	700,000	723,407
U.S. Treasury Bonds	3.000	11/15/2045	500,000	570,508
U.S. Treasury Bonds	2.500	02/15/2046	600,000	620,156
U.S. Treasury Bonds	2.500	05/15/2046	700,000	724,500
U.S. Treasury Bonds	2.250	08/15/2046	1,625,000	1,595,547
U.S. Treasury Notes	1.875	10/31/2017	500,000	506,309
U.S. Treasury Notes	0.750	02/28/2018	1,750,000	1,750,546
U.S. Treasury Notes	0.750	03/31/2018	1,000,000	1,000,273
U.S. Treasury Notes	1.000	05/31/2018	750,000	752,959
U.S. Treasury Notes	2.375	06/30/2018	700,000	719,414
U.S. Treasury Notes	0.750	09/30/2018	3,000,000	2,999,064
U.S. Treasury Notes	1.375	09/30/2018	600,000	606,773
U.S. Treasury Notes	1.750	10/31/2018	550,000	560,635
U.S. Treasury Notes	1.250	11/30/2018	500,000	504,609
U.S. Treasury Notes	2.750	02/15/2019	1,000,000	1,045,312
U.S. Treasury Notes	3.125	05/15/2019	750,000	794,092
U.S. Treasury Notes	1.125	05/31/2019	500,000	503,711
U.S. Treasury Notes	0.750	08/15/2019	1,250,000	1,245,654
U.S. Treasury Notes	0.875	09/15/2019	1,000,000	999,961
U.S. Treasury Notes	3.375	11/15/2019	600,000	645,047

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (34.6%) (continued)
U.S. Government and Agency Obligations (19.6%) (continued)
U.S. Treasury Notes	1.250%	01/31/2020	$3,000,000	$3,027,657
U.S. Treasury Notes	1.250	02/29/2020	750,000	756,767
U.S. Treasury Notes	1.125	03/31/2020	500,000	502,403
U.S. Treasury Notes	1.375	05/31/2020	500,000	506,270
U.S. Treasury Notes	1.875	06/30/2020	250,000	257,656
U.S. Treasury Notes	2.625	08/15/2020	250,000	264,785
U.S. Treasury Notes	2.000	11/30/2020	300,000	310,969
U.S. Treasury Notes	1.250	03/31/2021	500,000	502,617
U.S. Treasury Notes	3.125	05/15/2021	1,300,000	1,414,461
U.S. Treasury Notes	1.125	07/31/2021	2,850,000	2,845,882
U.S. Treasury Notes	2.125	08/15/2021	800,000	835,438
U.S. Treasury Notes	1.125	08/31/2021	3,000,000	2,996,952
U.S. Treasury Notes	1.500	01/31/2022	1,000,000	1,013,281
U.S. Treasury Notes	2.000	02/15/2022	1,000,000	1,039,414
U.S. Treasury Notes	2.000	11/30/2022	1,000,000	1,039,062
U.S. Treasury Notes	2.000	02/15/2023	1,000,000	1,038,828
U.S. Treasury Notes	1.500	03/31/2023	700,000	705,004
U.S. Treasury Notes	1.750	05/15/2023	500,000	511,231
U.S. Treasury Notes	1.250	07/31/2023	2,000,000	1,979,062
U.S. Treasury Notes	2.500	08/15/2023	500,000	535,645
U.S. Treasury Notes	1.375	08/31/2023	1,000,000	996,875
U.S. Treasury Notes	2.750	11/15/2023	300,000	326,894
U.S. Treasury Notes	2.000	02/15/2025	1,500,000	1,553,320
U.S. Treasury Notes	2.250	11/15/2025	800,000	844,500
U.S. Treasury Notes	1.625	02/15/2026	750,000	751,289
U.S. Treasury Notes	1.625	05/15/2026	1,100,000	1,101,461
U.S. Treasury Notes	1.500	08/15/2026	2,125,000	2,104,330

Total U.S. government and agency obligations (cost: $54,867,202)				57,080,822

Mortgage-Backed and Asset-Backed Securities (7.5%)
Arbys Funding LLC, Ser. 2015-1A, Cl. A2, 144A(2)	4.969	10/30/2045	496,250	506,167
Avis Budget Rental Car Funding (AESOP) LLC, Ser. 2011-5A, Cl. A, 144A(2)	3.270	02/20/2018	416,667	418,302
FHLMC CMO, Ser. 2009-3589, Cl. PA	4.500	09/15/2039	63,487	67,098
FHLMC Gold Pool #A11823	5.000	08/01/2033	52,006	58,088
FHLMC Gold Pool #A14499	6.000	10/01/2033	32,404	36,970
FHLMC Gold Pool #A16641	5.500	12/01/2033	26,930	30,574
FHLMC Gold Pool #A42106	6.500	01/01/2036	72,607	83,181
FHLMC Gold Pool #A42908	6.000	02/01/2036	6,295	7,238
FHLMC Gold Pool #A51101	6.000	07/01/2036	6,055	6,907
FHLMC Gold Pool #A56247	6.000	01/01/2037	83,894	95,989
FHLMC Gold Pool #A58278	5.000	03/01/2037	25,072	27,873
FHLMC Gold Pool #A58965	5.500	04/01/2037	31,979	36,187
FHLMC Gold Pool #A91064	4.500	02/01/2040	335,169	367,531
FHLMC Gold Pool #B12969	4.500	03/01/2019	16,394	16,796
FHLMC Gold Pool #B19462	5.000	07/01/2020	14,138	14,524
FHLMC Gold Pool #C01086	7.500	11/01/2030	2,045	2,546
FHLMC Gold Pool #C01271	6.500	12/01/2031	5,289	6,227
FHLMC Gold Pool #C01302	6.500	11/01/2031	4,117	4,716
FHLMC Gold Pool #C01676	6.000	11/01/2033	13,980	16,195
FHLMC Gold Pool #C03478	4.500	06/01/2040	312,528	343,145
FHLMC Gold Pool #C03520	4.000	09/01/2040	267,101	287,577
FHLMC Gold Pool #C09013	3.000	09/01/2042	376,122	391,798
FHLMC Gold Pool #C14872	6.500	09/01/2028	3,541	4,057
FHLMC Gold Pool #C20853	6.000	01/01/2029	69,571	80,710

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (34.6%) (continued)
Mortgage-Backed and Asset-Backed Securities (7.5%) (continued)
FHLMC Gold Pool #C56017	6.500%	03/01/2031	$63,740	$73,791
FHLMC Gold Pool #C61802	5.500	12/01/2031	6,939	7,782
FHLMC Gold Pool #C65255	6.500	03/01/2032	4,568	5,234
FHLMC Gold Pool #C68790	6.500	07/01/2032	3,940	4,514
FHLMC Gold Pool #C74741	6.000	12/01/2032	8,359	9,672
FHLMC Gold Pool #C79886	6.000	05/01/2033	18,938	21,607
FHLMC Gold Pool #E02735	3.500	10/01/2025	144,722	152,993
FHLMC Gold Pool #E95159	5.500	03/01/2018	3,691	3,761
FHLMC Gold Pool #E95734	5.000	03/01/2018	10,630	10,920
FHLMC Gold Pool #G01477	6.000	12/01/2032	49,030	56,834
FHLMC Gold Pool #G01727	6.000	08/01/2034	125,230	145,172
FHLMC Gold Pool #G02060	6.500	01/01/2036	93,472	116,111
FHLMC Gold Pool #G08087	6.000	10/01/2035	28,532	32,896
FHLMC Gold Pool #G08641	3.500	05/01/2045	695,997	734,177
FHLMC Gold Pool #G08687	3.500	01/01/2046	230,041	242,661
FHLMC Gold Pool #G08702	3.500	04/01/2046	241,397	254,653
FHLMC Gold Pool #G11753	5.000	08/01/2020	25,810	26,901
FHLMC Gold Pool #G18376	4.000	01/01/2026	91,408	97,111
FHLMC Gold Pool #J05930	5.500	03/01/2021	15,519	16,302
FHLMC Gold Pool #Q14998	3.500	01/01/2043	294,515	311,801
FHLMC Gold Pool #Q17913	3.000	04/01/2043	387,472	403,345
FHLMC Gold Pool #Q23658	4.000	12/01/2043	154,293	165,489
FNMA Pool #357637	6.000	11/01/2034	21,779	25,118
FNMA Pool #545929	6.500	08/01/2032	7,990	9,203
FNMA Pool #555591	5.500	07/01/2033	15,416	17,522
FNMA Pool #584953	7.500	06/01/2031	4,295	4,331
FNMA Pool #651220	6.500	07/01/2032	3,463	3,989
FNMA Pool #725793	5.500	09/01/2019	51,188	53,198
FNMA Pool #890258	3.000	12/01/2025	247,644	260,060
FNMA Pool #914468	5.500	04/01/2037	84,256	95,399
FNMA Pool #915258	5.500	04/01/2037	63,157	71,422
FNMA Pool #922224	5.500	12/01/2036	82,734	94,006
FNMA Pool #942956	6.000	09/01/2037	31,686	36,335
FNMA Pool #945882	6.000	08/01/2037	56,109	64,230
FNMA Pool #AA2238	4.000	05/01/2024	41,792	43,997
FNMA Pool #AA3263	5.000	02/01/2039	131,679	148,266
FNMA Pool #AB1241	3.500	07/01/2025	98,556	103,934
FNMA Pool #AB4295	3.500	01/01/2042	257,564	272,771
FNMA Pool #AB4490	3.000	02/01/2027	12,772	13,419
FNMA Pool #AC8326	5.000	07/01/2040	296,597	330,043
FNMA Pool #AD0311	5.000	05/01/2038	200,177	222,766
FNMA Pool #AD1662	5.000	03/01/2040	299,538	338,042
FNMA Pool #AD7078	4.500	06/01/2025	64,446	69,106
FNMA Pool #AE0216	4.000	08/01/2040	67,259	72,308
FNMA Pool #AE0949	4.000	02/01/2041	332,301	358,094
FNMA Pool #AE2575	4.000	09/01/2040	176,027	189,213
FNMA Pool #AH5013	4.500	02/01/2041	260,695	290,733
FNMA Pool #AH6228	4.500	03/01/2041	336,451	375,192
FNMA Pool #AH8003	3.500	03/01/2041	89,646	94,992
FNMA Pool #AH9170	4.500	05/01/2041	260,046	288,534
FNMA Pool #AI5868	4.500	07/01/2041	80,568	88,507
FNMA Pool #AJ1954	4.000	10/01/2041	138,750	149,143
FNMA Pool #AJ6927	3.500	11/01/2041	100,952	106,509
FNMA Pool #AJ7524	3.000	01/01/2027	150,529	158,265
FNMA Pool #AJ7717	3.000	12/01/2026	106,297	111,703

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (34.6%) (continued)
Mortgage-Backed and Asset-Backed Securities (7.5%) (continued)
FNMA Pool #AK0685	4.000%	01/01/2042	$218,298	$235,274
FNMA Pool #AK3929	3.500	04/01/2042	155,505	164,764
FNMA Pool #AK6980	2.500	03/01/2027	180,798	187,439
FNMA Pool #AO7151	3.000	08/01/2042	290,839	303,038
FNMA Pool #AP2658	3.500	08/01/2042	313,424	331,808
FNMA Pool #AQ1185	3.000	10/01/2042	344,275	358,479
FNMA Pool #AQ7447	2.500	01/01/2028	309,876	321,259
FNMA Pool #AR4154	2.500	02/01/2028	358,178	371,360
FNMA Pool #AR9391	3.500	05/01/2043	206,726	218,931
FNMA Pool #AS1355	2.500	12/01/2028	178,820	185,389
FNMA Pool #AT2723	3.000	05/01/2043	374,563	390,168
FNMA Pool #AT4473	3.000	07/01/2043	416,820	434,194
FNMA Pool #AU1960	3.000	07/01/2043	199,361	207,621
FNMA Pool #AU3428	3.500	08/01/2043	178,310	188,759
FNMA Pool #AV0699	3.500	12/01/2043	160,493	169,811
FNMA Pool #MA0517	4.000	09/01/2020	163,064	168,503
FNMA Pool #MA0699	4.000	04/01/2041	172,554	185,971
FNMA Pool #MA1027	3.500	04/01/2042	126,107	133,491
FNMA Pool #MA1103	3.500	07/01/2042	268,235	283,907
FNMA Pool #MA2127	4.000	12/01/2044	400,236	429,975
GNMA Pool #431962	6.500	05/15/2026	3,476	4,009
GNMA Pool #436741	7.500	01/15/2027	4,324	4,823
GNMA Pool #443216	8.000	07/15/2027	1,646	1,645
GNMA Pool #479743	7.500	11/15/2030	7,799	8,137
GNMA Pool #511778	7.500	11/15/2030	6,226	6,566
GNMA Pool #515965	4.000	11/15/2041	173,794	187,262
GNMA Pool #552466	6.500	03/15/2032	12,719	14,844
GNMA Pool #574395	6.000	01/15/2032	6,694	7,672
GNMA Pool #690843	5.000	05/15/2038	35,868	40,273
GNMA Pool #718832	5.500	09/15/2039	168,034	189,925
GNMA Pool #727811	4.500	07/15/2040	389,989	430,680
GNMA Pool #729037	5.000	02/15/2040	206,491	232,065
GNMA Pool #737644	4.500	11/15/2040	224,045	253,281
GNMA Pool #738425	4.500	06/15/2041	38,427	42,547
GNMA Pool #738535	4.000	07/15/2041	128,026	137,799
GNMA Pool #739222	4.000	07/15/2040	52,198	56,155
GNMA Pool #741125	4.000	07/15/2040	18,464	19,848
GNMA Pool #741151	4.500	09/15/2040	146,297	161,600
GNMA Pool #741682	4.000	07/15/2041	97,558	105,180
GNMA Pool #741872	4.000	05/15/2040	145,409	156,787
GNMA Pool #762133	4.500	04/15/2041	65,854	72,725
GNMA Pool #778792	3.500	01/15/2042	155,101	165,571
GNMA Pool #779241	3.500	05/15/2042	236,509	251,586
GNMA Pool #782563	5.000	02/15/2039	64,829	72,870
GNMA Pool #796303	3.500	09/15/2042	270,354	288,470
GNMA Pool #AA2972	3.000	08/15/2042	247,712	259,639
GNMA Pool #AA6408	3.000	05/15/2043	168,511	177,047
GNMA Pool #AA7865	3.500	06/15/2042	79,409	84,610
GNMA Pool #AC4005	3.000	06/15/2043	195,149	205,057
GNMA Pool #AD2437	3.500	05/15/2043	431,205	461,292
GNMA Pool #AF4935	3.000	08/15/2043	159,126	167,129
GNMA Pool #AF5077	3.500	08/15/2043	141,237	150,653
GNMA Pool #AI0258	3.500	06/15/2044	220,989	235,866
GNMA Pool #AL2622	3.500	04/15/2045	208,530	221,687
GNMA Pool #AL5274	4.000	02/15/2045	191,010	205,229

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (34.6%) (continued)
Mortgage-Backed and Asset-Backed Securities (7.5%) (continued)
Hertz Vehicle Financing LLC, Ser. 2011-1A, Cl. A2, 144A(2)	3.290%	03/25/2018	$500,000	$502,430
JPMorgan Mortgage Trust, Ser. 2013-2, Cl. A2, 144A(2),(3)	3.500	05/25/2043	514,303	531,741

Total mortgage-backed and asset-backed securities (cost: $20,994,538)				21,749,314

Municipal Bonds (0.4%)
District of Columbia	5.591	12/01/2034	250,000	329,652
Texas Transportation Commission State Highway Fund	5.178	04/01/2030	500,000	638,570

Total municipal bonds (cost: $847,631)				968,222

Corporate Obligations (7.1%)
Aerospace & Defense (0.3%)
Boeing Co. (The), Sr. Unsec’d. Notes	3.500	03/01/2045	500,000	511,274
Spirit AeroSystems, Inc., Sr. Unsec’d. Notes	5.250	03/15/2022	343,000	360,523
				871,797
Auto Manufacturers (0.3%)
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.750	02/01/2021	750,000	845,172

Banks (1.1%)
Branch Banking & Trust Co., Sub. Notes	3.800	10/30/2026	500,000	543,138
Citigroup, Inc., Ser. R, Jr. Sub. Notes(3)	6.125	12/29/2049	500,000	520,000
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.750	02/25/2026	500,000	525,014
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250	10/15/2020	500,000	541,968
Morgan Stanley, Ser. GMTN, Sr. Unsec’d. Notes	2.375	07/23/2019	500,000	508,694
US Bancorp, Sr. Unsec’d. Notes	3.700	01/30/2024	500,000	546,034
				3,184,848
Beverages (0.2%)
Anheuser-Busch InBev Finance, Inc., Sr. Unsec’d. Notes	4.000	01/17/2043	500,000	517,416

Chemicals (0.7%)
Celanese US Holdings LLC, Sr. Unsec’d. Notes	4.625	11/15/2022	500,000	548,060
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.375	11/15/2042	1,000,000	1,017,996
Mosaic Co. (The), Sr. Unsec’d. Notes	5.450	11/15/2033	500,000	543,255
				2,109,311
Commercial Services (0.4%)
ERAC USA Finance LLC, Gtd. Notes, 144A(2)	3.300	10/15/2022	500,000	523,785
Service Corp. International, Sr. Unsec’d. Notes	5.375	05/15/2024	500,000	530,000
				1,053,785
Distribution/Wholesale (0.2%)
WW Grainger, Inc., Sr. Unsec’d. Notes	4.600	06/15/2045	500,000	585,182

Diversified Financial Services (0.2%)
Janus Capital Group, Inc., Sr. Unsec’d. Notes	4.875	08/01/2025	500,000	535,877

Electric (0.5%)
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	7.950	05/15/2018	500,000	549,116
Puget Energy, Inc., Sec’d. Notes	3.650	05/15/2025	500,000	520,366
WEC Energy Group, Inc., Sr. Unsec’d. Notes	3.550	06/15/2025	500,000	536,771
				1,606,253
Environmental Control (0.2%)
Waste Management, Inc., Sr. Unsec’d. Notes	3.900	03/01/2035	500,000	533,122

Food (0.2%)
Kraft Heinz Foods Co., Sr. Unsec’d. Notes	4.375	06/01/2046	500,000	529,013

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (34.6%) (continued)
Corporate Obligations (7.1%) (continued)
Housewares (0.1%)
Newell Brands, Inc., Sr. Unsec’d. Notes	4.200%	04/01/2026	$300,000	$326,732

Insurance (0.5%)
Allstate Corp. (The), Sub. Notes(3)	5.750	08/15/2053	500,000	536,875
Hanover Insurance Group, Inc. (The), Sr. Unsec’d. Notes	4.500	04/15/2026	500,000	519,644
Metropolitan Life Global Funding I, Sec’d. Notes, 144A(2)	3.000	01/10/2023	500,000	515,651
				1,572,170
Media (0.2%)
Comcast Corp., Gtd. Notes	4.250	01/15/2033	500,000	555,338

Oil & Gas (0.6%)
Cimarex Energy Co., Sr. Unsec’d. Notes	4.375	06/01/2024	500,000	522,222
Noble Energy, Inc., Sr. Unsec’d. Notes	6.000	03/01/2041	500,000	540,939
Valero Energy Corp., Gtd. Notes	6.625	06/15/2037	500,000	585,858
				1,649,019
Pharmaceuticals (0.3%)
Actavis, Inc., Sr. Unsec’d. Notes	3.250	10/01/2022	500,000	518,263
Zoetis, Inc., Sr. Unsec’d. Notes	1.875	02/01/2018	500,000	501,577
				1,019,840
Pipelines (0.3%)
Energy Transfer Partners LP, Sr. Unsec’d. Notes	4.750	01/15/2026	750,000	774,863

Software (0.2%)
MSCI, Inc., Sr. Unsec’d. Notes, 144A(2)	5.250	11/15/2024	500,000	529,325

Telecommunications (0.4%)
AT&T, Inc., Sr. Unsec’d. Notes	4.500	05/15/2035	500,000	525,344
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.400	11/01/2034	750,000	793,604
				1,318,948
Trucking & Leasing (0.2%)
Aviation Capital Group Corp., Sr. Unsec’d. Notes, 144A(2)	4.625	01/31/2018	500,000	518,125

Total corporate obligations (cost: $19,726,065)				20,636,136

Total long-term notes and bonds (cost: $96,435,436)				100,434,494

Short-Term Notes and Bonds(4) (4.4%)
U.S. Government and Agency Obligations (4.2%)
Federal Home Loan Bank Discount Note	5.000	02/16/2017	500,000	508,324
Federal Home Loan Bank Discount Note	1.000	03/08/2017	500,000	501,148
Federal Home Loan Bank Discount Note	1.000	09/29/2017	500,000	501,558
Federal Home Loan Banks	4.875	09/08/2017	500,000	519,455
FNMA	5.375	06/12/2017	500,000	516,557
U.S. Treasury Notes	0.625	10/15/2016	2,000,000	2,000,324
U.S. Treasury Notes	1.000	10/31/2016	750,000	750,496
U.S. Treasury Notes	0.625	12/15/2016	700,000	700,495
U.S. Treasury Notes	4.625	02/15/2017	500,000	507,808
U.S. Treasury Notes	0.500	03/31/2017	3,000,000	3,000,234
U.S. Treasury Notes	3.125	04/30/2017	250,000	253,712
U.S. Treasury Notes	0.875	04/30/2017	1,500,000	1,502,960
U.S. Treasury Notes	0.625	09/30/2017	600,000	599,719

Total U.S. government & agency obligations (cost: $11,825,936)				11,862,790

Description	Interest Rate	Maturity Date	Principal Amount	Value
Short-Term Notes and Bonds(4) (4.4%) (continued)
Mortgage-Backed and Asset-Backed Securities (0.2%)
Farmer Mac Guaranteed Notes Trust 2007-1, Sec’d. Notes, 144A(2)	5.125%	04/19/2017	$500,000	$512,100
FNMA Pool #357269	5.500	09/01/2017	4,649	4,712

Total mortgage-backed and asset-backed securities (cost: $515,440)				516,812

Total short-term notes and bonds (cost: $12,341,376)				12,379,602

	Shares

Exchange-Traded Funds (4.1%)
iShares Russell 2000 Growth ETF	23,000	3,424,700
iShares Russell Mid-Cap Growth ETF	27,700	2,697,149
iShares S&P 500 Growth ETF	47,800	5,815,348

Total exchange-traded funds (cost: $7,265,203)		11,937,197

Money Market Mutual Funds (1.0%)
BlackRock Liquidity TempFund Portfolio, 0.34%(5)	2,850,000	2,850,000

Total money market mutual funds (cost: $2,850,000)		2,850,000

Mutual Fund (2.5%)
Vanguard Growth Index Fund	124,834	7,217,916

Total mutual funds (cost: $4,259,680)		7,217,916

Total investments(6) (99.9%) (cost: $234,710,869)		288,862,464

Other assets in excess of liabilities (0.1%)		413,381

Net assets (100.0%)		$289,275,845

The following abbreviations are used in the portfolio descriptions:

CMO - Collateralized Mortgage Obligation

ETF - Exchange Traded Fund

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GMTN - Global Medium Term Note

GNMA - Government National Mortgage Association

LLC - Limited Liability Corporation

LP - Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

(1)	Non-Income producing securities.

(2)

Series 144A securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.  Unless otherwise noted, Series 144A securities are deemed to be liquid.

(3)	Indicates a variable rate security. The interest rate shown reflects the rate in effect at September 30, 2016.

(4)	The interest rate for short-term notes reflects the yields for those securities as of September 30, 2016.

(5)	The rate shown reflects the seven day yield as of September 30, 2016.

(6)	The United States federal income tax basis of the Asset Director Portfolio’s investments and the unrealized appreciation (depreciation) as of September 30, 2016. See table below.

Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$234,710,946	$60,454,759	$(6,303,241)	$54,151,518

Various inputs are used in determining the fair value of the Asset Director Portfolio’s investments.  These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical assets.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing the Asset Director Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The following is a summary of the inputs used as of September 30, 2016, in valuing the Asset Director Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities(1)
Common Stocks	$154,043,255	$—	$—	$154,043,255
U.S. Government and Agency Obligations	—	68,943,612	—	68,943,612
Mortgage-Backed and Asset-Backed Securities	—	22,266,126	—	22,266,126
Corporate Obligations	—	20,636,136	—	20,636,136
Municipal Bonds	—	968,222	—	968,222
Exchange-Traded Funds	11,937,197	—	—	11,937,197
Money Market Mutual Funds	2,850,000	—	—	2,850,000
Mutual Funds	7,217,916	—	—	7,217,916
Total	$176,048,368	$112,814,096	$—	$288,862,464

It is the Asset Director Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. The Asset Director Portfolio did not have any transfers between levels of the fair value hierarchy during the reporting period.

For the period ending September 30, 2016, there have been no changes in the valuation methodologies and the Asset Director Portfolio did not use any significant unobservable inputs (Level 3) in determining the fair value of investments.

(1)	Refer to Schedule of Investments for industry classifications.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS

SOCIALLY RESPONSIVE PORTFOLIO

September 30, 2016 (unaudited)

Description	Shares	Value
Common Stocks (92.5%)
Aerospace & Defense (1.3%)
General Dynamics Corp.	550	$85,338

Agriculture (2.1%)
Archer-Daniels-Midland Co.	3,300	139,161

Apparel (2.2%)
Michael Kors Holdings Ltd.(1)	900	42,111
NIKE, Inc., Class B	500	26,325
Wolverine World Wide, Inc.	3,300	75,999
		144,435
Auto Manufacturers (1.0%)
PACCAR, Inc.	1,100	64,658

Auto Parts and Equipment (1.2%)
BorgWarner, Inc.	2,200	77,396

Banks (15.2%)
Bank of Hawaii Corp.	2,500	181,550
Bank of New York Mellon Corp. (The)	3,600	143,568
Capital One Financial Corp.	1,200	86,196
Citigroup, Inc.	1,800	85,014
JPMorgan Chase & Co.	2,650	176,463
Northern Trust Corp.	1,400	95,186
U.S. Bancorp	4,000	171,560
Wells Fargo & Co.	1,200	53,136
		992,673
Beverages (1.5%)
Coca-Cola Co. (The)	2,300	97,336

Biotechnology (3.8%)
Amgen, Inc.	900	150,129
Gilead Sciences, Inc.	800	63,296
United Therapeutics Corp.(1)	300	35,424
		248,849
Chemicals (1.5%)
Agrium, Inc.	700	63,483
LyondellBasell Industries NV, Class A	400	32,264
		95,747
Commercial Services (1.5%)
Quanta Services, Inc.(1)	1,000	27,990
Robert Half International, Inc.	1,900	71,934
		99,924
Computers (2.7%)
Apple, Inc.	1,300	146,965
International Business Machines Corp.	200	31,770
		178,735
Cosmetics/Personal Care (1.2%)
Procter & Gamble Co. (The)	900	80,775

Diversified Financial Services (2.6%)
Franklin Resources, Inc.	2,100	74,697
Janus Capital Group, Inc.	1,700	23,817
T Rowe Price Group, Inc.	1,100	73,150
		171,664
Electronics (2.9%)
Corning, Inc.	5,500	130,075
FLIR Systems, Inc.	1,900	59,698
		189,773

Description	Shares	Value
Common Stocks (92.5%) (continued)
Food (3.6%)
Fresh Del Monte Produce, Inc.	1,700	$101,830
Sysco Corp.	2,700	132,327
		234,157
Healthcare Products (5.8%)
Baxter International, Inc.	1,400	66,640
Medtronic PLC	2,100	181,440
Zimmer Biomet Holdings, Inc.	1,000	130,020
		378,100
Home Builders (2.1%)
Thor Industries, Inc.	1,600	135,520

Home Furnishings (0.5%)
Harman International Industries, Inc.	400	33,780

Iron/Steel (1.8%)
Nucor Corp.	2,300	113,735

Metal Fabricate/Hardware (1.0%)
Valmont Industries, Inc.	500	67,285

Mining (1.0%)
Southern Copper Corp.	2,500	65,750

Miscellaneous Manufacturing (8.3%)
Carlisle Cos., Inc.	1,450	148,727
General Electric Co.	7,000	207,340
Illinois Tool Works, Inc.	1,550	185,752
		541,819
Office Furnishings (0.1%)
Steelcase, Inc., Class A	600	8,334

Oil & Gas (6.2%)
ConocoPhillips	1,200	52,164
Exxon Mobil Corp.	1,800	157,104
Marathon Petroleum Corp.	600	24,354
Occidental Petroleum Corp.	800	58,336
Phillips 66	500	40,275
Valero Energy Corp.	1,400	74,200
		406,433
Pharmaceuticals (2.6%)
AbbVie, Inc.	1,100	69,377
McKesson Corp.	600	100,050
		169,427
Retail (1.3%)
Home Depot, Inc. (The)	500	64,340
Kohl’s Corp.	500	21,875
		86,215
Semiconductors (8.5%)
Applied Materials, Inc.	1,200	36,180
Intel Corp.	4,200	158,550
Maxim Integrated Products, Inc.	2,200	87,846
Microchip Technology, Inc.	1,800	111,852
QUALCOMM, Inc.	900	61,650
Texas Instruments, Inc.	1,400	98,252
		554,330
Software (4.8%)
Microsoft Corp.	3,100	178,560
Oracle Corp.	3,500	137,480
		316,040
Telecommunications (1.5%)
Cisco Systems, Inc.	3,050	96,746

Description	Shares	Value
Common Stocks (92.5%) (continued)
Transportation (2.7%)
Norfolk Southern Corp.	900	$87,354
Tidewater, Inc.(1)	1,400	3,948
Werner Enterprises, Inc.	3,600	83,772
		175,074

Total common stocks (cost: $4,561,747)		6,049,209
Money Market Mutual Funds (6.1%)
BlackRock Liquidity TempFund Portfolio ,0.34%(2)	300,000	300,000
Dreyfus Institutional Treasury & Agency Cash Advantage Fund - Hamilton Class ,0.27%(2)	100,000	100,000
Total money market mutual funds (cost: $400,000)		400,000

Total investments(3) (98.6%) (cost: $4,961,747)		6,449,209

Other assets in excess of liabilities (1.4%)		88,339

Net assets (100.0%)		$6,537,548

The following abbreviations are used in the portfolio descriptions:

PLC — Public Limited Company

(1)	Non-Income producing securities.

(2)	The rate shown reflects the seven day yield as of September 30, 2016.

(3)	The United States federal income tax basis of the Socially Responsive Portfolio’s investments and the unrealized appreciation (depreciation) as of September 30, 2016. See table below.

Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$4,978,430	$1,706,561	$(235,782)	$1,470,779

Various inputs are used in determining the fair value of the Socially Responsive Portfolio’s investments.  These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical assets.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing the Socially Responsive Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The following is a summary of the inputs used as of September 30, 2016, in valuing the Socially Responsive Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities(1)
Common Stocks	$6,049,209	$—	$—	$6,049,209
Money Market Mutual Funds	400,000	—	—	400,000
Total	$6,449,209	$—	$—	$6,449,209

It is the Socially Responsive Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. The Socially Responsive Portfolio did not have any transfers between levels of the fair value hierarchy during the reporting period.

For the period ending September 30, 2016, there have been no changes in the valuation methodologies and the Socially Responsive Portfolio did not use any significant unobservable inputs (Level 3) in determining the fair value of investments.

(1)	Refer to Schedule of Investments for industry classifications.

Notes to Schedules of Investments (unaudited)

Fair Value Measurements

Observable inputs are those based on market data obtained from independent sources, and unobservable inputs reflect OneAmerica Funds, Inc.’s (the “Fund”) own assumption based on the best information available. The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities. Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith pursuant to procedures established by and under supervision of the Board of Directors.

The following is a description of the valuation techniques applied to the major categories of assets measured at fair value:

Equity Securities (Common Stock) - Securities traded on a national or international securities exchange, excluding the NASDAQ national market system, are valued at the last trade price on the primary exchange. Listed securities for which no sale was reported on the valuation date are valued at the mean of the latest bid and ask price. Securities that are principally traded on the NASDAQ national market system are generally valued at the NASDAQ Official Closing Price.  Securities that are principally traded on the New York Stock Exchange (“NYSE”) are stated at value as of the close of regular trading, normally 4:00 p.m., Eastern Standard Time. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Mortgage-Backed and Asset-Backed Securities - The fair value is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, these values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Corporate Obligations - Corporate obligations for which representative market quotes are readily available are valued at the latest evaluated bid price or the mean of the latest bid and ask price. Certain corporate obligations may be priced using a matrix price as provided by a pricing vendor. While all corporate obligations are categorized in Level 2 of the fair value hierarchy, in instances where reliable observable market inputs cannot be obtained, they are categorized in Level 3.

Mutual Funds - Investments in mutual funds, including exchange-traded funds and money market mutual funds, are valued at the mutual fund’s closing net asset value per share on the day of the valuation and are classified under Level 1 of the fair value hierarchy.

U.S. Government and Agency Obligations - U.S. Government obligations are valued at the latest evaluated bid price. Certain obligations may be valued using dealer quotations. U.S. Government and Agency obligations are categorized in Level 2 of the fair value hierarchy.

Municipal Bonds — The fair value of municipal bonds is estimated using recently executed transactions for identical or similar bonds. Municipal bonds are generally categorized in Level 2 of the fair value hierarchy.

Short-Term Fixed Income Securities - Short-term fixed income securities, with a maturity date of 60 days or less, are valued at amortized cost, which approximates fair value. These securities are listed under Level 2 of the fair value hierarchy.

The Fund’s Board of Directors has the primary responsibility for fair value measurements and has delegated the responsibility of the daily valuation process to The Bank of New York Mellon (the “Bank”) as fund accountant, and the investment advisor, OneAmerica Asset Management, LLC (“OAM”). The fund accountant, pursuant to the valuation policies and procedures adopted by the Board of Directors, is responsible for obtaining prices, testing valuation, and evaluating the integrity of the routine pricing process. The fund accountant is aided in its efforts by OAM, which is responsible for establishing the criteria for determining fair value of investments when prices are not readily available and communicating such information to the fund accountant. When determining the reliability of independent pricing services for investments owned by the Fund, the fund accountant, in conjunction with OAM, conducts due diligence reviews of the pricing process, including methodology, and monitors the quality of security prices received through various testing reports.

The categorization of the fair value measurements of investments priced by independent pricing services was based upon judgment of the inputs and methodologies used by the independent pricing services to value different asset classes. The Fund categorizes such fair value measurements based upon asset classes and the underlying observable or unobservable inputs used to value such investments.

Item 2.         Controls and Procedures.

(a)              The President and Treasurer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) provide reasonable assurances that material information relating to the fund is made known to them by the appropriate persons, based on their evaluations of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)              There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.         Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below:  Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		OneAmerica Funds, Inc.

By (Signature and Title)*		/s/ John C. Mason
John C. Mason, President
Date	11/11/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ John C. Mason
John C. Mason, President
Date	11/11/16

By (Signature and Title)*		/s/ Andrew J. Michie
Andrew J. Michie, Treasurer
Date	11/10/16

* Print the name and title of each signing officer under his or her signature.